INVESCO VARIABLE INVESTMENT FUNDS, INC.
                           INVESCO VIF - DYNAMICS FUND

                  Supplement to Prospectus Dated April 30, 2001

The section of the Fund's Prospectus entitled "Investment Goals, Strategies And Risks" is amended to (1) delete the first sentence of the second paragraph and
(2) substitute the following in its place:

     The Fund invests primarily in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $13.3 billion. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The section of the Fund's Prospectus entitled "Principal Risks Associated With the Fund - Market Risk" is amended to (1) delete the third sentence in its entirety and (2) substitute the following in its place:

     In general, the securities of small and mid-sized companies are more volatile than those of large companies.

The date of this Supplement is November 30, 2001.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                    INVESCO VIF - INVESCO EQUITY INCOME FUND

                  Supplement to Prospectus Dated April 30, 2001

The section of the Fund's Prospectus entitled "Fund Management - Portfolio Managers" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is the portfolio manager of Equity Income Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.


The date of this Supplement is November 30, 2001.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                            INVESCO VIF - GROWTH FUND

                  Supplement to Prospectus Dated April 30, 2001

The section of the Fund's Prospectus entitled "Investment Goals, Strategies And Risks" is amended to (1) delete the first sentence of the second paragraph and
(2) substitute the following in its place:

     The Fund invests primarily in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At October 31, 2001, there were approximately 545 companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $361.7 billion.

The section of the Fund's Prospectus entitled "Principal Risks Associated With the Fund - Market Risk" is amended to (1) delete the third sentence in its entirety and (2) substitute the following in its place:

     In general, the securities of large companies are less volatile than those of mid-sized or small companies.

The date of this Supplement is November 30, 2001.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                     INVESCO VIF - SMALL COMPANY GROWTH FUND

                  Supplement to Prospectus Dated April 30, 2001

The section of the Fund's Prospectus entitled "Investment Goals, Strategies And Risks" is amended to (1) delete the first sentence of the second paragraph and
(2) substitute the following in its place:

     The Fund invests primarily in small-capitalization companies. We define small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $5 million and the largest company had a market capitalization of $2.6 billion.

The section of the Fund's Prospectus entitled "Principal Risks Associated With the Fund - Market Risk" is amended to (1) delete the third sentence in its entirety and (2) substitute the following in its place:

     In general, the securities of small companies are more volatile than those of mid-sized or large companies.

The date of this Supplement is November 30, 2001.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - FINANCIAL SERVICES FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                           INVESCO VIF - DYNAMICS FUND

                  Supplement to Prospectus Dated April 30, 2001

The section of the Fund's Prospectus entitled "Investment Goals, Strategies And Risks - INVESCO VIF - Dynamics Fund" is amended to (1) delete the first sentence of the first paragraph and (2) substitute the following in its place:

     The Fund invests primarily in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $13.3 billion. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The section of the Fund's Prospectus entitled "Principal Risks Associated with the Fund - Market Risk" is amended to add the following sentence to the end of the section:

     In general, the securities of small and mid-sized companies are more volatile than those of large companies.

The date of this Supplement is November 30, 2001.